Shareholder Report, Holdings (Details) - C000035521	Jul. 31, 2026
024524290 | American Beacon SiM High Yield Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	22.40%
77958B402 | T Rowe Price Institutional Floating Rate Fund, Investor Class
Holdings [Line Items]
Percent of Net Asset Value	20.50%
27827V402 | Eaton Vance Emerging Markets Debt Opportunities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.20%
4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.00%
670700400 | Nuveen Preferred Securities and Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.20%
31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.50%
57629H327 | MassMutual High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	7.50%
Fixed Income - Other024524290
Holdings [Line Items]
Percent of Total Investments	92.50%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	92.70%